Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disposal of Subsidiaries [Abstract]
Schedule of Accumulated Other Comprehensive Loss	The reconciliation of loss on disposal of subsidiaries are as follows: Accumulated other comprehensive loss
	As of July 1, 2022
	(unaudited)
Total consideration received	NT$	100
Net liabilities of subsidiaries attributed to the Company		(3,779)
Reversal of accumulated other comprehensive loss		(1,439)
Loss on disposal of subsidiaries	NT$	5,118